Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of accounts payable

	December 31, 2014	December 31, 2013
Trade payable	$ 28,726	$ 18,130
Rent payable	138	149
Professional fees payable	514	221

Total accounts payable	$ 29,378	$ 18,500

Schedule of accrued expenses

	December 31,	December 31,
	2014	2013
Accrued salaries	$7,586	$7,028
Taxes	4,705	5,098
Accrued fees	961	203
Accrued bond coupon	4,531	5,589
Other	275	393
Total accrued expenses	$18,058	$18,311